Note 14 - Employee Benefits	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Retirement Benefits [Text Block]
NOTE
1
4
Employee Benefits
The Company participates in the Pentegra Defined Benefit Plan for Financial Institutions (Pentegra DB Plan), a noncontributory multi-employer defined benefit pension plan covering Bank employees who were hired prior to
2002
that met minimum service requirements. Effective
September 1, 2002,
this plan was frozen and closed to new participants but employees that were already in the plan at the time it was frozen continue to accrue benefits. The Pentegra DB Plan's Employer Identification Number is
13
-
5645888
and the Plan number is
333.
There are
no
collective bargaining agreements that require contributions to the Pentegra DB Plan, and there is no
funding improvement or rehabilitation plan as part of the Pentegra DB Plan. The Company's policy is to fund accrued pension costs and the employer contributions paid and expensed for the years ended
December 31, 2020,
2019
and
2018
were
$0.3
million,
$0.3
million and
$0.1
million, respectively. The Company's contributions to the Pentegra DB Plan were not
more than
5%
of total contributions to the Plan. Funded status (market value of plan assets divided by the funding target) as of
July 1
for the
2020,
2019
and
2018
plan years were
85.26%,
87.67%
and
89.86%,
respectively.

The Company has a qualified, tax-exempt savings plan with a deferred feature qualifying under Section
401
(k) of the Internal Revenue Code (the
401
(k) Plan). All employees who have attained
18
years of age are eligible to participate in the
401
(k) Plan. Participants are permitted to make contributions to the
401
(k) Plan equal to the lesser of
50%
of their annual salary or the maximum allowed by law, which was
$19,500
for
2020,
$19,000
for
2019
and
$18,500
for
2018,
with additional “catch up” contributions allowed for employees over
50
years of age. The Company matches
25%
of each participant's contributions up to a maximum of
8%
of their annual salary. Participant contributions and earnings are fully and immediately vested. The Company's contributions are vested on a three
year cliff basis, are expensed annually, and were
$0.2
million in
2020,
2019
and
2018.

The Company has adopted an Employee Stock Ownership Plan (the ESOP) that meets the requirements of Section
4975
(e)(
7
) of the Internal Revenue Code and Section
407
(d)(
6
) of ERISA and, as such, the ESOP is empowered to borrow in order to finance purchases of the common stock of HMN. The ESOP borrowed
$6.1
million from the Company to purchase
912,866
shares of common stock in the initial public offering of HMN in
1994.
As a result of a merger with Marshalltown Financial Corporation (MFC), the ESOP borrowed
$1.5
million in
1998
to purchase an additional
76,933
shares of HMN common stock to account for the additional employees and to avoid dilution of the benefit provided by the ESOP. The ESOP debt requires quarterly payments of principal plus interest at
7.52%.
The Company has committed to make quarterly contributions to the ESOP necessary to repay the loans including interest. The Company contributed
$0.5
million in
2020,
2019
and
2018.

As the debt is repaid, ESOP shares that were pledged as collateral for the debt are released from collateral based on the proportion of debt service paid in the year and then allocated to eligible employees. The Company accounts for its ESOP in accordance with ASU
718,
Employers' Accounting for Employee Stock Ownership Plans
. Accordingly, the shares pledged as collateral are reported as unearned ESOP shares in stockholders' equity. As shares are determined to be ratably released from collateral, the Company reports compensation expense equal to the current market price of the shares and the shares become outstanding for earnings per common share computations. ESOP compensation expense was
$0.4
million for
2020,
and
$0.5
million for
2019
and
2018.

All employees of the Bank are eligible to participate in the ESOP after they attain age
18
and complete
one
year of service during which they worked at least
1,000
hours. A summary of the ESOP share allocation is as follows for the years ended
December 31:

	2020	2019	2018
Shares held by participants beginning of the year	346,097	340,237	357,135
Shares allocated to participants	24,377	24,317	24,317
Shares distributed to participants	(10,631)	(18,457)	(41,215)
Shares held by participants end of year	359,843	346,097	340,237

Unreleased shares beginning of the year	206,795	231,112	255,429
Shares released during year	(24,377)	(24,317)	(24,317)
Unreleased shares end of year	182,418	206,795	231,112
Total ESOP shares end of year	542,261	552,892	571,349
Fair value of unreleased shares at December 31	$3,137,590	4,344,763	4,534,417

In
April 2009
the HMN Financial, Inc.
2009
Equity and Incentive Plan (
2009
Plan) was adopted by the Company. In
April 2017,
the
2009
Plan was superseded by the HMN Financial, Inc.
2017
Equity Incentive Plan (
2017
Plan) and options or restricted shares were
no
longer awarded from the
2009
Plan. As of
December 31, 2020
there were
34,229
vested options outstanding under the
2009
Plan. These options expire
10
years from the date of grant, have an average exercise price of
$11.21
and had a grant date fair value of
$4.04.
All restricted stock awards previously granted under the
2009
Plan have vested as of
December 31, 2020.

The purpose of the
2017
Plan is to attract and retain the best available personnel for positions of responsibility with the Company, to provide additional incentives to them and align their interests with those of the Company's stockholders, and to thereby promote the Company's long-term business success.
375,000
shares of HMN common stock were initially available for distribution under the
2017
Plan in either restricted stock or options, subject to adjustment for future stock splits, stock dividends and similar changes to the capitalization of the Company. Additionally, shares of restricted stock that are awarded are counted as
1.5
shares for purposes of determining the total shares available for issuance under the
2017
Plan. As of
December 31, 2020,
there were
no
options outstanding under the
2017
Plan. There were
21,484
shares of restricted stock previously granted to employees and directors under the
2017
Plan that remained unvested at
December 31, 2020.

A summary of activities under all plans for the past
three
years is as follows:

					Unvested options
	Shares Available For Grant	Unvested Restricted Shares Outstanding	Options Outstanding	Award Value/ Weighted Average Exercise Price	Number	Weighted Average Grant Date Fair Value	Vesting Period (in years)
2009 Plan
December 31, 2017	0	14,881	49,229	$9.25	22,820	$4.04
Options Exercised	0	0	(15,000)
Vested	0	(7,541)	0		(11,410)
December 31, 2018	0	7,340	34,229	$11.21	11,410	$4.04
Vested	0	(4,238)	0		(11,410)
December 31, 2019	0	3,102	34,229	$11.21	0
Vested	0	(3,102)	0		0
December 31, 2020	0	0	34,229	$11.21	0

2017 Plan
December 31, 2017	415,292	2,280	0	N/A	0
Granted January 23, 2018	(10,044)	6,696	0				3
Granted April 24, 2018	(792)	528	0				1
Vested	0	(2,280)	0		0
December 31, 2018	404,456	7,224	0	N/A	0
Granted January 22, 2019	(12,971)	8,647	0				3
Granted April 23, 2019	(2,514)	1,676	0				1
Vested	0	(2,760)	0		0
December 31, 2019	388,971	14,787	0	N/A	0
Granted January 28, 2020	(10,650)	7,100	0				3
Granted April 23, 2020	(9,000)	6,000	0				2
Granted April 28, 2020	(3,579)	2,386	0				1
Vested	0	(8,789)	0		0
December 31, 2020	365,742	21,484	0	N/A	0

Total all plans	365,742	21,484	34,229	$11.21	0

The following table summarizes information about stock options outstanding at
December 31, 2020:

Date of Grant	Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable
January 26, 2016	$11.21	34,229	5.1	34,229	0
		34,229		34,229	0

The Company will issue shares from treasury stock upon the exercise of the outstanding options.

In accordance with ASC
718,
the Company recognizes compensation expense relating to stock options over the vesting period. The amount of the expense was determined under the fair value method. The fair value for each option grant is estimated on the date of the grant using the Black Scholes option valuation method. There were no
options granted in
2020,
2019
or
2018.